Income Taxes - Schedule of Reconciliation of Income Tax Expense (Benefit) (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation Of Effective Income Tax Rate [Line Items]
Income tax expenses (benefit) at the Hong Kong statutory income tax rate	$ (480,671)	$ 440,752	$ (657,339)
Foreign rate differential	30,822	200,857	(69,068)
Non-taxable other income	(386,664)	(294,827)	(79,153)
Non-tax deductible expenses	670,389	1,124,153	554,562
Under (over) provision of tax in prior periods	(1,314,491)	206,387	149,531
Unrecognized (utilized) tax benefits	223,959	569,997	(1,110,579)
Changes in valuation allowance	414,756	(993,431)	1,416,168
Total income tax expense (benefit)	$ (841,900)	$ 1,253,888	$ 204,122
Effective income tax rate	28.90%	46.90%	(5.00%)
Hong Kong Subsidiary [Member]
Reconciliation Of Effective Income Tax Rate [Line Items]
Effective income tax rate	16.50%	16.50%	16.50%